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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G
ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

____ Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period

_________________ to ________________

Date of Report (Date of earliest event reported) ________________________________

Commission File Number of securitizer: ________________________________

Central Index Key Number of securitizer: _______________________________

________________________________________________________________________________________________________________________________________
Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [ ]

☒ Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of Depositor:  0001658467

FNA 2015-1 Trust
(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):  0001658468
Central Index Key Number of underwriter (if applicable):

Joshua B. Bergmann (424) 204-7748
Name and telephone number, including area code, of the person to contact in connection with this filing

SEC 2860 (6-15)	Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART II – FINDINGS AND CONCLUSIONS OF THIRD-PARTY DUE DILIGENCE REPORTS

Item 2.01  Findings and Conclusions of a Third Party Due Diligence Report Obtained by the Issuer

Attached as Exhibit 99.1 hereto is an agreed-upon procedures report, dated November 10, 2015, of KPMG LLP, which report sets forth findings and conclusions, as applicable, of KPMG LLP with respect to certain agreed-upon procedures performed by KPMG LLP.

EXHIBIT INDEX

99.1   Report of Independent Accountants on Applying Agreed-Upon Procedures, dated November 10, 2015.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

FNA Funding 2015-1, LLC	(Depositor)
/s/ Kaelyn Abrell
Name:	Kaelyn Abrell
Title:	Vice President and Secretary of First National Holdings LLC, as sole member of FNA Funding 2015-1, LLC
Date:	November 16, 2015